Related Party Transactions (Details Narrative) - USD ($)													3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 20, 2024	Feb. 20, 2024	Sep. 27, 2023	Jan. 09, 2023	Jan. 06, 2023	Jan. 06, 2023	Jan. 04, 2023	Jan. 03, 2023	Dec. 30, 2022	Jan. 08, 2022	Sep. 30, 2021	Sep. 28, 2021	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 14, 2025	Jan. 04, 2025	Nov. 04, 2024	Jan. 04, 2024	Dec. 28, 2023	Sep. 26, 2023
Ordinary shares, par value															$ 1		$ 1	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding															1		1	2,134,200	2,134,200
Aggregate value of shares issued																			$ 60,000,000
Common Stock [Member]
Issue of ordinary shares, shares																			6,000,000
Aggregate value of shares issued																			$ 600
Alpha Time Acquisition Corp [Member]
Sale of stock number of shares issued in transaction							115,500
Ordinary shares, par value										$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001
Issue of ordinary shares, shares	3,403,976								5,800
Ordinary shares, shares outstanding	3,469,450												2,134,200			2,134,200		2,134,200							6,873,426
Share issued price per share				$ 10.18			$ 2.00
Payments for deposits	$ 55,000	$ 55,000	$ 690,000													$ 55,000		$ 55,000
Face amount													$ 104,979			104,979
Deposits	$ 55,000												5,021			5,021						$ 5,021	$ 385,000	$ 165,000	$ 55,000
Promissory note deposited																							$ 385,000
Administration fee													30,000	$ 30,000				120,000
Description of sale of shares								The Founder Shares and Private Units (and underlying securities) will not, subject to certain exceptions, be transferred, assigned, sold or released from escrow in the case of (i) 50% of the Founder Shares and Private Units (and underlying securities) until the earlier to occur of: (A) six months after the date of the consummation of our initial business combination, or (B) the date on which the closing price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (ii) the remaining 50% of the Founder Shares and Private Units (and underlying securities) until six months after the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property.
Payment for administrative fees																180,000		120,000
Alpha Time Acquisition Corp [Member] | Sponsor [Member]
Notes payable		20,000																			$ 2,500			$ 2,500
Face amount		$ 690,000
Alpha Time Acquisition Corp [Member] | Promissory Note [Member]
Aggregate principal amount											$ 300,000
Maturity date, description											The Promissory Note was amended and restated on November 23, 2021, to change the December 31, 2021 due date to March 31, 2022, amended and restated on January 26, 2022 to change the March 31, 2022 due date to May 31, 2022 and amended and restated again on October 20, 2022 to change the May 31, 2022 due date to December 31, 2022. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2022, or (ii) the consummation of the IPO.
Notes payable current																										$ 690,000
Alpha Time Acquisition Corp [Member] | Promissory Note [Member] | Sponsor [Member]
Notes payable current																									660,000	$ 690,000
Deposits																									$ 489,979
Outstanding loan amount													1,262,500			1,262,500		1,262,500	690,000
Alpha Time Acquisition Corp [Member] | Over-Allotment Option [Member]
Sale of stock number of shares issued in transaction					900,000
Sale of stock				$ 9,000,000
Issue of ordinary shares, shares				900,000	900,000	900,000	900,000
Sale of stock price per share				$ 10.00	$ 10.00	$ 10.00
Deferred offering cost							$ 2,415,000
Alpha Time Acquisition Corp [Member] | Private Placement [Member] | Sponsor [Member]
Sale of stock number of shares issued in transaction							370,500
Sale of stock price per share							$ 10.00
Description of sale of shares							Each whole Private Placement Unit will consist of one ordinary share (“Private Share”), one warrant (“Private Warrant”) and one right (“Private Right”) entitling the holder thereof to receive one-tenth of one Private Share upon the completion of an Initial Business Combination.
Alpha Time Acquisition Corp [Member] | Common Stock [Member]
Issue of ordinary shares, shares									58,000
Alpha Time Acquisition Corp [Member] | Maximum [Member] | Common Stock [Member]
Common stock shares subject to forfeiture										225,000
Sponsor [Member] | Alpha Time Acquisition Corp [Member]
Sale of stock number of shares issued in transaction					17,325					287,500
Issue of ordinary shares, shares										287,500
Ordinary shares, shares outstanding										1,725,000
Due to related party amount converted					$ 352,350	$ 352,350
Sale of stock price per share					$ 2.00	$ 2.00
Deferred offering cost													200,000			200,000		200,000
Payment of deferred offering cost																			40,000	$ 160,000
Sponsor [Member] | Alpha Time Acquisition Corp [Member] | Private Placement [Member]
Sale of stock number of shares issued in transaction				38,700	38,700		370,500
Issue of ordinary shares, shares					409,200
Sale of stock price per share				$ 10.00			$ 10.00
Share issued price per share					$ 10.00	10.00
Aggregate value of shares issued					$ 4,092,000
Description of sale of shares							Each whole Private Placement Unit will consist of one ordinary share (“Private Share”), one warrant (“Private Warrant”) and one right (“Private Right”) entitling the holder thereof to receive one-tenth of one Private Share upon the completion of an Initial Business Combination.
Sponsor [Member] | Alpha Time Acquisition Corp [Member] | Maximum [Member]
Sponsor fees per month																10,000		10,000
Underwriters [Member] | Alpha Time Acquisition Corp [Member] | Founder Shares [Member]
Sale of stock number of shares issued in transaction					17,325
Sale of stock					$ 34,650
Sale of stock price per share					$ 2.00	$ 2.00
Related Party [Member]
Notes payable current																		1,262,500	690,000
Due to related party																		568,299	199,318
Related Party [Member] | Alpha Time Acquisition Corp [Member]
Due to related party amount converted					$ 352,350	$ 352,350
Notes payable current													1,262,500			1,262,500		1,262,500
Due to related party													$ 754,589			$ 754,589		$ 568,299	$ 199,318
Common Class B [Member] | Alpha Time Acquisition Corp [Member]
Common stock shares cancelled										20,000,000
Ordinary shares, par value										$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001
Number of shares repurchased										1,437,500
Issue of ordinary shares, shares										1,437,500		1,437,500
Common stock shares subject to forfeiture												187,500
Aggregate value of shares issued												$ 25,000
Common Class B [Member] | Sponsor [Member] | Alpha Time Acquisition Corp [Member]
Sale of stock number of shares issued in transaction												1,437,500
Sale of stock												$ 25,000
Common Class A [Member] | Alpha Time Acquisition Corp [Member]
Common stock shares cancelled										200,000,000
Ordinary shares, par value										$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001